Shareholder Report, Average Annual Return (Details) 192138_AAM Sawgrass U.S. Small Cap Quality Growth ETF_TF_TSR SemiAnnual {TF}	6 Months Ended	12 Months Ended	21 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
AAM Sawgrass U.S. Small Cap Quality Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AAM Sawgrass U.S. Small Cap Quality Growth ETF NAV
Average Annual Return, Percent		25.59%	13.18%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent		31.05%	19.01%
Russell 2000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return
Average Annual Return, Percent		42.64%	15.81%